UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06659)
Exact name of registrant as specified in charter: Putnam Tax Free Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Tax-Free Health Care Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.8%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	$250,000	$249,915

Arizona (2.6%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5s, 1/1/25	AA-	1,000,000	998,780
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 7/8s, 12/1/20 (Prerefunded)	BBB	600,000	667,086
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	600,000	647,034
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	508,990
Maricopa Cnty., School Dist. G.O. Bonds (No. 006
Washington Elementary), Ser. B, FSA, 5 3/8s, 7/1/13	Aaa	490,000	530,744
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	975,000	1,056,140
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	510,410
			4,919,184

Arkansas (0.8%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	1,000,000	1,082,350
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/11	Baa2	500,000	504,805
			1,587,155

California (5.8%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med.
Ctr.), 5s, 11/15/15	A2	250,000	261,085
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/27	Baa2	750,000	729,510
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/4s, 5/1/20 (Prerefunded)	Aaa	1,100,000	1,186,911
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente), Ser. C, 3.85s, 6/1/12	A+	1,750,000	1,722,368
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	502,510
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A3	300,000	301,149
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, XLCA
5s, 8/1/29	Aaa	1,285,000	1,307,449
5s, 8/1/28	Aaa	1,125,000	1,145,981
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26 (Prerefunded)	A3	1,600,000	1,799,824
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	Aaa	4,000,000	1,657,080
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	250,000	260,415
			10,918,282

Colorado (3.0%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	125,000	124,989
(Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19
(Prerefunded)	Aaa	3,000,000	3,128,610
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	100,000	100,969
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,019,070
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	620,000	675,006

6 3/8s, 12/15/30	A3	630,000	666,275
			5,714,919

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	762,840

District of Columbia (0.6%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 5/15/40	BBB	460,000	481,919
6 1/4s, 5/15/24	BBB	670,000	698,850
			1,180,769

Florida (4.3%)
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,000,000	1,057,550
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A1	1,000,000	1,092,220
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,000,000	1,012,190
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	300,000	275,976
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	523,005
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	1,340,000	1,463,642
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	AA-	750,000	799,643
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	1,750,000	1,754,025
			7,978,251

Georgia (0.7%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,124,190
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	110,000	119,994
			1,244,184

Hawaii (0.2%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.2s, 1/1/09	Aaa	345,000	341,084

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	505,000	506,510

Illinois (1.9%)
IL Hlth. Fac. Auth. Rev. Bonds
(Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s,
8/15/25 (Prerefunded)	Aaa	2,000,000	2,093,280
(West Suburban Hosp.), Ser. A, 5 3/4s, 7/1/15
(Prerefunded)	AA-/F	1,000,000	1,044,380
IL Hsg. Dev. Auth. Rev. Bonds (Homeowner Mtge.), Ser.
C-1
3.45s, 2/1/11	Aa2	200,000	196,432
3 3/8s, 8/1/10	Aa2	290,000	287,268
			3,621,360

Indiana (2.2%)
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	325,000	335,468
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	3,000,000	3,018,780
IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds (St.
Francis), Ser. A, MBIA, 5 3/8s, 11/1/27 (Prerefunded)	Aaa	300,000	306,759
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	503,300
			4,164,307

Iowa (1.6%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,255,000	1,507,795
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,567,515
			3,075,310

Kansas (1.5%)
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, MBIA, 5 1/8s,
11/15/32	Aaa	1,260,000	1,286,498
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	257,633
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	569,920
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)

5s, 10/1/23	A1	500,000	506,240
5s, 10/1/16	A1	210,000	217,848
			2,838,139

Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	885,000	964,438
6 5/8s, 10/1/28	A-/F	245,000	258,588
			1,223,026

Louisiana (0.4%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	690,000	697,066

Maine (1.9%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
Ser. C, FSA, 5 3/4s, 7/1/30 (Prerefunded)	Aaa	1,200,000	1,277,436
Ser. C, FSA, 5 3/4s, 7/1/30	Aaa	300,000	316,872
Ser. B, FSA, 4.6s, 7/1/09	Aaa	1,930,000	1,955,476
			3,549,784

Maryland (0.2%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	A3	345,000	366,873

Massachusetts (5.0%)
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	130,000	134,696
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	725,000	862,721
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	750,000	792,660
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	250,000	260,338
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	944,127
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,036,480
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,416,447
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,028,290
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	350,000	355,023
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,145,669
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	470,955
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa2	1,000,000	1,020,690
			9,468,096

Michigan (4.9%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	125,000	127,381
Garden City, Hosp. Fin. Auth. Rev. Bonds
(Garden City), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	542,988
(Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17
(Prerefunded)	Ba1	465,000	478,564
MI State Hosp. Fin. Auth. Rev. Bonds
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,310,525
(Sparrow Hosp.), 5 5/8s, 11/15/31 (Prerefunded)	A1	2,000,000	2,163,720
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,047,160
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	930,000	918,859
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	456,585
(Hosp. Sparrow), 5s, 11/15/24	A1	1,460,000	1,454,890
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	770,000	766,527
			9,267,199

Minnesota (0.8%)
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	750,000	779,595
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	250,000	258,300
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	500,000	508,900
			1,546,795

Mississippi (0.2%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	285,000	291,427

Missouri (6.0%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,041,230
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	1,500,000	1,512,360
5 1/4s, 5/15/17	Aa2	2,000,000	2,082,640
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 4.05s, 6/1/22	VMIG1	2,900,000	2,900,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	315,000	324,220
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	295,000	305,375

(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	265,000	268,578
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	1,755,000	1,847,734
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	430,000	448,774
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	585,000	592,751
			11,323,662

New Hampshire (3.7%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	1,001,450
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08
(Prerefunded)	BB-/P	125,000	125,793
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/23	A-	1,820,000	1,844,079
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	2,974,530
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	900,000	974,619
			6,920,471

New Jersey (3.4%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	1,000,000	1,138,140
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	140,000	132,537
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
Ser. A, AMBAC, 6s, 7/1/12 (Prerefunded)	Aaa	2,000,000	2,202,260
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	750,000	742,733
(South Jersey Hosp.), 5s, 7/1/26	A3	1,100,000	1,057,111
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,057,536
			6,330,317

New Mexico (2.0%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	285,000	290,207
U. of NM Rev. Bonds
(Hosp. Mtg.), FSA, FHA Insd., 5s, 1/1/24	Aaa	2,000,000	2,038,040
FSA, 5s, 1/1/11	Aaa	1,290,000	1,337,820
			3,666,067

New York (10.4%)
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	305,000	309,645
5s, 7/1/10	BB	135,000	135,413
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	505,000	510,828
NY City, G.O. Bonds
Ser. J/J-1, 5s, 6/1/21	AA	250,000	259,298
Ser. I-1, 5s, 4/1/19	AA	200,000	209,068
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	625,000	635,144
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	604,998
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	761,873
Ser. B, 5 1/4s, 11/15/29	AAA	1,000,000	1,065,290
(Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12	Aaa	6,000,000	6,397,020
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	250,000	247,188
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14	Aaa	2,475,000	2,628,772
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa1	355,000	357,137
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/19	Aaa	1,465,000	1,540,389
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	765,878
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	470,000	479,297
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	AAA	1,000,000	1,094,160
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	987,940
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	524,635
			19,513,973

North Carolina (1.8%)
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	499,720
(Pines at Davidson), Ser. A, 5s, 1/1/15	A-/F	635,000	639,991
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	750,000	857,475
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	234,698

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,054,840
			3,286,724

North Dakota (0.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	1,000,000	1,101,900

Ohio (3.5%)
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,250,000	1,322,713
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	756,953
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/14	A-	1,350,000	1,403,919
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	Aa2	1,500,000	1,502,430
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,082,990
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	500,000	512,895
			6,581,900

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	525,000	548,772
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	255,000	259,797
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	230,000	238,846
			1,047,415

Pennsylvania (6.9%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC
Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,535,716
Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.),
Ser. A, AMBAC, 4.7s, 7/1/08	Aaa	1,500,000	1,512,210
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	250,000	250,513
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	583,900
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	405,000	407,398
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	250,000	272,983
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33
(Prerefunded)	Baa1	750,000	808,995
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	2,000,000	1,991,600
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43 (Prerefunded)	BBB+	375,000	418,058
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	697,772	1,396
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	500,000	461,210
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In
default) (NON)	D/P	543,013	1,086
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,120,000	1,221,046
5 7/8s, 12/1/31	A	330,000	342,365
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,320,113
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	511,700
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	340,000	340,000
			12,980,289

Puerto Rico (0.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	Baa3	200,000	209,326

South Carolina (2.5%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	1,000,000	1,091,110
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/27	A+	750,000	737,790
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	500,000	561,755
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	800,000	901,176
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,235,543
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	149,595

			4,676,969

South Dakota (1.2%)
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,259,738
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	AA-	1,000,000	1,023,060
			2,282,798

Tennessee (0.9%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	1,250,000	1,381,675
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	350,000	341,705
			1,723,380

Texas (9.5%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 7s, 11/15/33	BB-/P	715,000	755,340
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	900,000	958,716
Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
(Christus Hlth.), Ser. A, MBIA
5 1/2s, 7/1/09	Aaa	1,760,000	1,810,530
5 1/2s, 7/1/09 (Prerefunded)	Aaa	240,000	247,574
Humble, Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. A, FSA, 4 3/4s, 2/15/29	Aaa	1,800,000	1,757,358
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	Aaa	1,750,000	1,808,660
North East Indpt. School Dist. G.O. Bonds (School
Bldg.), Ser. A, PSFG, 5s, 8/1/26	Aaa	2,640,000	2,704,126
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	Aaa	1,870,000	1,980,891
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AAA	3,960,000	4,048,942
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,
5s, 8/1/31	Aaa	1,700,000	1,703,553
			17,775,690

Utah (1.1%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA	2,000,000	2,004,560

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	725,000	727,277

Virginia (1.4%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	750,000	781,785
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 10/1/22	BBB-	400,000	376,156
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,518,555
			2,676,496

Washington (1.6%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,415,000	1,497,933
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Group Hlth. Coop), Radian Insd., 5s, 12/1/22	AA	425,000	418,731
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	Aaa	1,000,000	1,026,730
			2,943,394

West Virginia (0.4%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	725,000	735,099

Wisconsin (2.7%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	1,000,000	1,059,580
WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med.
Group Inc.), FSA, 6s, 11/15/09	Aaa	3,330,000	3,482,647
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension
Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	560,000	559,177
			5,101,404

TOTAL INVESTMENTS

Total investments (cost $185,527,693) (b)			$189,121,586

NOTES

(a) Percentages indicated are based on net assets of $187,589,705.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $185,519,543, resulting in gross unrealized appreciation and depreciation of $6,490,001 and $2,887,958, respectively, or net unrealized appreciation of $3,602,043.

(NON) Non-income-producing security.

(F) Security is valued at fair value following procedures approved by the Trustees.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentration greater than 10% at August 31, 2007 (as a percentage of net assets):

Health care	81.9%

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

FSA	15.4%
AMBAC	10.7

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007